Provisions	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Provisions
25. Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2024	69	475	44	589
Effect of movements in foreign exchange	(3)	(58)	-	(61)
Provisions made	51	158	9	218
Provisions used	(54)	(63)	(1)	(117)
Provisions reversed	(2)	(68)	-	(69)
Other movements	-	27	(9)	18
Balance at 31 December 2024	62	472	43	576

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2023	51	436	85	572
Effect of movements in foreign exchange	1	16	(3)	14
Provisions made	31	132	-	163
Provisions used	(14)	(86)	(19)	(119)
Provisions reversed	-	(42)	-	(42)
Other movements	-	20	(19)	1
Balance at 31 December 2023	69	475	44	589
The
restructuring provisions are primarily explained by the organizational alignments - see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed taxes other than income taxes and to claims from former employees.
The provisions are expected to be settled within the following time windows:

Million US dollar	Due within one year	Due after one year	Total
Restructuring	51	11	62

Indirect taxes	26	54	79
Labor	28	76	104
Commercial	34	31	64
Excise duties	2	3	5
Other disputes	21	198	219
Disputes	111	361	472

Other provisions	30	12	43
Total provisions	191	385	576